Property and Equipment (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Property and Equipment
Property and equipment, gross	$ 3,126,897	$ 2,554,433
Less accumulated depreciation and amortization	(1,914,841)	(1,222,786)
Property and equipment, net	1,212,056	1,331,647	$ 911,583
Depreciation and amortization expense	692,055	518,022
Computer equipment
Property and Equipment
Property and equipment, gross	1,630,746	1,074,823
Leasehold improvements
Property and Equipment
Property and equipment, gross	420,903	589,338
Computer software
Property and Equipment
Property and equipment, gross	386,035	242,810
Furniture and fixtures
Property and Equipment
Property and equipment, gross	355,764	338,134
Production equipment
Property and Equipment
Property and equipment, gross	275,513	251,392
Warehouse equipment
Property and Equipment
Property and equipment, gross	$ 57,936	$ 57,936